QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Schedule of unaudited quarterly financial information

	Quarter Ended
2014	March 31	June 30	September 30	December 31
	(In thousands, except per share amounts)
Net revenues	$149,648	$151,036	$149,040	$186,014
Operating income	$25,942	$25,425	$24,249	$15,573
Net income (loss) attributable to common stockholders	$8,324	$9,807	$7,642	$(10,706)
Basic and diluted earnings (loss) per share	$0.20	$0.24	$0.19	$(0.22)

	Quarter Ended
2013	March 31	June 30	September 30	December 31
	(In thousands, except per share amounts)
Net revenues	$151,528	$151,320	$150,773	$147,956
Operating income	$28,330	$26,947	$26,167	$22,217
Income from continuing operations	$6,858	$9,560	$10,330	$3,216
Discontinued operations, net of tax	$24	$(272)	$1,425	$—
Net income attributable to common stockholders	$6,783	$9,194	$11,694	$3,140

Basic and diluted earnings (loss) per share:
Income from continuing operations	$0.17	$0.23	$0.26	$0.08
Discontinued operations, net of tax	—	(0.01)	0.03	—

Net income per basic and diluted common share attributable to common shareholders	$0.17	$0.22	$0.29	$0.08